UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA 15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        November 14, 2011

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         50

Form 13F Information Table Value Total:         $658,055,744

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Altisource Portfolio  Soluti Com    L0175J104     8,333,354    235,472  Sole                 0   235,472
AON Corp.                    Com    037389103     8,116,791    193,349  Sole             9,900   183,449
Artio Global Investors Inc.  Com    04315B107     4,121,409    517,765  Sole                 0   517,765
Bank of New York Mellon Corp Com    064058100    11,618,508    624,987  Sole           405,850   219,137
Barrick Gold Corp.           Com    067901108     8,910,244    191,002  Sole                 0   191,002
Berkshire Hathaway Inc. Clas Com    084670702    27,047,273    380,733  Sole           145,425   235,308
Broadridge Financial Solutio Com    11133T103     5,257,043    261,025  Sole                 0   261,025
Chemtura Corp.               Com    163893209    31,940,234  3,184,470  Sole         2,218,625   965,845
Chevron Corp.                Com    166764100     7,705,247     83,219  Sole             1,250    81,969
Cisco Systems                Com    17275R102    26,415,643  1,704,235  Sole         1,085,300   618,935
Citigroup Inc.               Com    172967424    41,356,263  1,614,533  Sole         1,110,900   503,633
Clearwire Corp.              Com    18538Q105     2,680,339  1,150,360  Sole           373,200   777,160
Corning Inc.                 Com    219350105    30,254,128  2,447,745  Sole         1,950,100   497,645
Covanta Holding Corp.        Com    22282E102     3,565,928    234,755  Sole                 0   234,755
DDI Corp.                    Com    233162502     2,506,488    346,200  Sole           346,200         0
Dime Bancorp Litigation Trac Com    25429Q110        11,696     17,200  Sole            17,200         0
DirecTV Class A              Com    25490A101    12,066,014    285,451  Sole                 0   285,451
Dish Network Corp.           Com    25470M109    36,168,040  1,443,834  Sole         1,029,775   414,059
Domtar Inc.                  Com    257559203    40,103,524    588,287  Sole           414,500   173,787
Dragonwave Inc.              Com    26144M103     1,054,895    319,665  Sole           319,665         0
Ebay Inc.                    Com    278642103    13,148,411    445,860  Sole             4,425   441,435
Fairchild Semiconductor      Com    303726103    31,846,748  2,948,773  Sole         2,067,775   880,998
Ferro Corp.                  Com    315405100     2,664,026    433,175  Sole           427,025     6,150
Gilead Science Inc.          Com    375558103    21,173,043    545,697  Sole           293,650   252,047
Goldman Sachs                Com    38141G104     4,354,406     46,054  Sole             1,350    44,704
Google Inc.                  Com    38259P508    41,102,250     79,804  Sole            63,063    16,741
Intel Corp.                  Com    458140100       278,422     13,050  Sole             7,300     5,750
JP Morgan Chase & Co.        Com    46625H100    46,771,151  1,552,827  Sole           993,875   558,952
Knoll Inc                    Com    498904200     4,676,413    341,344  Sole                 0   341,344
Knology Inc.                 Com    499183804     7,037,367    542,170  Sole                 0   542,170
Liberty Media Holding Corp.  Com    53071M104       419,553     28,425  Sole            28,425         0
Mastercard Inc.              Com    57636Q104    13,543,684     42,703  Sole             1,385    41,318
Microsoft Corp.              Com    594918104     6,358,415    255,461  Sole             3,575   251,886
Municipal Mtg & Eqty         Com    62624B101        85,387    502,275  Sole                 0   502,275
News Corporation             Com    65248E104    31,573,194  2,039,612  Sole         1,021,100 1,018,512
ON Semiconductor Corp.       Com    682189105       140,190     19,525  Sole            12,825     6,700
Performance Technologies Inc Com    71376K102     2,898,583  1,494,115  Sole         1,494,115         0
PNC Financial Services Group Com    693475105    17,241,032    357,772  Sole           176,025   181,747
Providence Service Corp.     Com    743815102       136,320     12,800  Sole            12,800         0
Rock-Tenn Co.                Com    772739207    13,647,438    280,350  Sole           277,575     2,775
Spansion Inc.                Com    84649R200       166,192     13,600  Sole             8,000     5,600
Spartech Corp.               Com    847220209     3,150,240    984,450  Sole           980,050     4,400
Sprint Nextel                Com    852061100    17,916,383  5,893,547  Sole         4,019,800 1,873,747
Staples Inc                  Com    855030102       210,805     15,850  Sole             9,600     6,250
Time Warner Inc.             Com    887317303    17,776,046    593,128  Sole           276,925   316,203
TRW Automotive Holdings Corp Com    87264S106    22,103,584    675,331  Sole           474,025   201,306
US Bancorp                   Com    902973304    10,421,394    442,710  Sole                 0   442,710
Walt Disney Co.              Com    254687106     4,036,916    133,850  Sole                 0   133,850
Winn-Dixie Stores            Com    974280307     3,118,626    526,795  Sole           423,600   103,195
Yahoo! Inc.                  Com    984332106    10,826,464    822,055  Sole           338,850   483,205

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